Consolidated Statements of Changes in Shareholders’ Equity - USD ($)	Subordinate voting shares	Proportionate voting shares	Share capital	Contributed surplus	Cumulative Translation Adjustment	Digital currency revaluation reserve	Deficit	Total
Balance at Dec. 31, 2019			$ 20				$ (274,733)	$ (274,713)
Balance (in Shares) at Dec. 31, 2019	2,176,805
Issuance of Old Digihost shares for transfer of lease and property and equipment and intangibles			5,480,000					5,480,000
Cancellation of founder shares			(20)					(20)
Shares issued pursuant to reverse takeover transaction			2,957,458					2,957,458
Shares issued pursuant to reverse takeover transaction (in Shares)	9,940,000
Private placements			4,044,431	20,000				4,064,431
Private placements (in Shares)	1,864,162
Share exchange for proportionate voting shares
Share exchange for proportionate voting shares (in Shares)	(666,666)	3,333
Shares issued as payment for accounts payable			59,149					59,149
Shares issued as payment for accounts payable (in Shares)	43,537
Share based compensation				1,247,551				1,247,551
Transaction with owners			12,541,038	1,267,551			(274,733)	13,533,856
Transaction with owners (in Shares)	13,357,838	3,333
Foreign currency translation adjustment					118,162			118,162
Revaluation of digital currencies, net of tax						1,982,501		1,982,501
Net income(loss) for the year							(5,190,713)	(5,190,713)
Total comprehensive income(loss) for the year					118,162	1,982,501	(5,190,713)	(3,090,050)
Balance at Dec. 31, 2020			12,541,038	1,267,551	118,162	1,982,501	(5,465,446)	10,443,806
Balance (in Shares) at Dec. 31, 2020	13,357,838	3,333
Private placements			49,589,591	5,514,401				55,103,992
Private placements (in Shares)	11,555,674
Cost of issue - cash			(4,838,229)					(4,838,229)
Cost of issue - broker warrants			(2,827,528)	2,827,528
Shares issued as payment for accounts payable			345,055					345,055
Shares issued as payment for accounts payable (in Shares)	82,803
Shares cancelled			(319,040)				(281,825)	(600,865)
Shares cancelled (in Shares)	(164,533)
Units issued as commission
Units issued as commission (in Shares)	49,383
Shares issued for exercise of stock options			372,932	(181,953)				190,979
Shares issued for exercise of stock options (in Shares)	75,000
Share based compensation				7,804,271				7,804,271
Excess tax benefit on exercised stock options				56,702				56,702
Excess tax benefit on outstanding stock options				70,482				70,482
Transaction with owners			54,863,819	17,358,982	118,162	1,982,501	(5,747,271)	68,576,193
Transaction with owners (in Shares)	24,956,165	3,333
Foreign currency translation adjustment					(384,892)			(384,892)
Revaluation of digital currencies, net of tax						1,724,123		1,724,123
Net income(loss) for the year							289,345	289,345
Total comprehensive income(loss) for the year					(384,892)	1,724,123	289,345	1,628,576
Balance at Dec. 31, 2021			$ 54,863,819	$ 17,358,982	$ (266,730)	$ 3,706,624	$ (5,457,926)	$ 70,204,769
Balance (in Shares) at Dec. 31, 2021	24,956,165	3,333